Concentrations (Tables)	9 Months Ended
Sep. 30, 2025
Concentrations [Abstract]
Schedule of Concentrations Percentage	The Company’s largest customer, representing $66,393 of revenue, relates to machining of casting work performed for a customer during the period.
Nine Months Ended September 30, 2025
Customer 1	23%
Customer 2	15%
Customer 3	14%
Customer 4	13%
Customer 5	11%
76%
The table below represents a breakdown of each supplier as a percentage of the cost incurred. (Suppliers are shown from largest to smallest):
Nine Months Ended September 30, 2025
Supplier 1	17%
Supplier 2	11%
28%